Significant Accounting Policies Investment and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 315,989	$ 324,610
Maximum
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%